Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 12
Prospectus Date	rr_ProspectusDate	Apr. 03, 2024
Document Creation Date	dei_DocumentCreationDate	Apr. 02, 2024